Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Beginning balance		¥ 525,614
Provision		316,085
Write-offs		(201,272)
Reversal		(26,342)
Exchange differences on translating foreign operations		26,956
Ending balance		641,041		¥ 525,614
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	380,689
Provision		272,076	[1]	212,275	¥ 247,194
Write-offs	[1]	(166,206)
Reversal	[1]	(22,002)
Exchange differences on translating foreign operations	[1]	16,466
Ending balance	[1]	481,023		380,689
Other [member]
Disclosure of other provisions [line items]
Beginning balance		144,925
Provision		44,009
Write-offs		(35,066)
Reversal		(4,340)
Exchange differences on translating foreign operations		10,490
Ending balance		¥ 160,018		¥ 144,925

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.